Quarterly Holdings Report
for
Fidelity Advisor® Biotechnology Fund
October 31, 2021
AFBT-NPRT1-1221
1.809084.118
Common Stocks - 97.1%
	Shares	Value ($)
Biotechnology - 90.5%
Biotechnology - 90.5%
AbbVie, Inc.	3,292,080	377,502,811
ACADIA Pharmaceuticals, Inc. (a)	614,700	11,033,865
ADC Therapeutics SA (a)(b)	259,223	7,514,875
Aerovate Therapeutics, Inc. (b)	432,100	6,883,353
Agios Pharmaceuticals, Inc. (a)(b)	726,943	34,166,321
Allakos, Inc. (a)(b)	444,077	44,665,265
Alnylam Pharmaceuticals, Inc. (a)	754,186	120,337,918
Ambrx Biopharma, Inc.:
ADR	21,300	268,380
ADR	434,097	5,196,141
Annexon, Inc. (a)(b)	323,916	5,283,070
Arcutis Biotherapeutics, Inc. (a)(b)	821,033	17,389,479
Argenx SE ADR (a)	273,100	82,465,276
Ascendis Pharma A/S sponsored ADR (a)	506,125	76,733,611
Aurinia Pharmaceuticals, Inc. (a)(b)	1,213,500	40,142,580
Autolus Therapeutics PLC ADR (a)(b)	996,000	5,557,680
BeiGene Ltd. (a)	109,800	3,036,259
BeiGene Ltd. ADR (a)	41,500	14,845,380
Bicycle Therapeutics PLC ADR (a)	120,100	6,173,140
BioAtla, Inc.	229,990	6,722,608
Bolt Biotherapeutics, Inc. (b)	496,400	6,497,876
C4 Therapeutics, Inc.	69,700	3,096,074
Celldex Therapeutics, Inc. (a)	872,200	37,103,388
Celularity, Inc. Class A (a)(b)	644,600	4,351,050
Century Therapeutics, Inc.	21,900	492,093
Century Therapeutics, Inc.	460,571	9,831,579
Cerevel Therapeutics Holdings (a)	415,228	16,879,018
ChemoCentryx, Inc. (a)	548,074	19,078,456
Connect Biopharma Holdings Ltd. ADR (a)(b)	704,200	11,154,528
Crinetics Pharmaceuticals, Inc. (a)	732,707	18,266,386
Cullinan Oncology, Inc.	465,700	10,347,854
Cytokinetics, Inc. (a)(b)	1,893,926	66,116,957
Day One Biopharmaceuticals, Inc. (a)(b)	38,600	943,384
Erasca, Inc. (b)	625,600	12,374,368
Exelixis, Inc. (a)	3,631,200	78,107,112
Forma Therapeutics Holdings, Inc. (a)	661,252	12,272,837
Fusion Pharmaceuticals, Inc. (a)(b)	1,277,647	8,956,305
Global Blood Therapeutics, Inc. (a)	935,418	34,161,465
Gossamer Bio, Inc. (a)(b)	894,500	11,109,690
Graphite Bio, Inc.	692,400	8,821,176
Graphite Bio, Inc.	420,780	5,092,700
Icosavax, Inc. (a)(b)	83,146	2,175,099
Imago BioSciences, Inc. (b)	406,978	10,833,754
Immunocore Holdings PLC ADR	93,760	3,611,635
Instil Bio, Inc. (a)(b)	725,196	14,772,243
Instil Bio, Inc. (c)	852,386	17,363,103
Iovance Biotherapeutics, Inc. (a)(b)	451,900	10,985,689
Janux Therapeutics, Inc. (b)	132,120	3,217,122
Keros Therapeutics, Inc. (a)(b)	343,600	14,334,992
Kinnate Biopharma, Inc. (b)	217,510	5,170,213
Kronos Bio, Inc. (b)	306,600	5,046,636
Kura Oncology, Inc. (a)(b)	522,300	8,576,166
Magenta Therapeutics, Inc. (a)(b)	672,300	4,302,720
Mirati Therapeutics, Inc. (a)	204,720	38,696,174
Moderna, Inc. (a)	97,800	33,761,538
Monte Rosa Therapeutics, Inc.	30,700	719,915
Monte Rosa Therapeutics, Inc.	477,858	10,645,482
Morphic Holding, Inc. (a)	204,500	11,758,750
Nuvalent, Inc.	673,253	15,625,192
Nuvalent, Inc. Class A (a)	47,253	1,154,391
ORIC Pharmaceuticals, Inc. (a)(b)	821,779	12,030,845
Passage Bio, Inc. (a)(b)	785,181	6,846,778
Poseida Therapeutics, Inc. (a)	428,946	2,749,544
Praxis Precision Medicines, Inc. (b)	209,600	4,359,680
Prelude Therapeutics, Inc. (a)(b)	533,870	9,385,435
Protagonist Therapeutics, Inc. (a)(b)	1,373,369	42,794,178
PTC Therapeutics, Inc. (a)	789,040	29,928,287
Regeneron Pharmaceuticals, Inc. (a)	343,392	219,750,276
Relay Therapeutics, Inc. (a)(b)	796,000	26,467,000
Repare Therapeutics, Inc. (a)(b)	490,600	12,269,906
Revolution Medicines, Inc. (a)(b)	361,916	10,651,188
Sarepta Therapeutics, Inc. (a)	361,681	28,619,818
Scholar Rock Holding Corp. (a)(b)	426,330	11,212,479
Shattuck Labs, Inc.	695,534	13,423,806
Stoke Therapeutics, Inc. (a)(b)	393,019	8,972,624
Syros Pharmaceuticals, Inc. (a)(b)	712,713	2,943,505
Tango Therapeutics, Inc. (a)(b)	1,002,100	12,866,964
Tango Therapeutics, Inc. (d)	215,400	2,765,736
Taysha Gene Therapies, Inc. (a)(b)	337,431	5,277,421
Tenaya Therapeutics, Inc. (a)(b)	493,974	12,700,072
Tenaya Therapeutics, Inc.	402,187	9,823,216
TG Therapeutics, Inc. (a)(b)	1,556,200	48,584,564
Tyra Biosciences, Inc. (b)	730,700	16,360,373
Vaxcyte, Inc. (a)	753,429	17,630,239
Vera Therapeutics, Inc. (a)(b)	251,300	4,862,655
Vera Therapeutics, Inc.	729,168	13,403,931
Vertex Pharmaceuticals, Inc. (a)	896,927	165,868,710
Verve Therapeutics, Inc.	23,700	1,099,443
Xenon Pharmaceuticals, Inc. (a)	849,835	26,472,360
Y-mAbs Therapeutics, Inc. (a)	194,803	4,784,362
Zentalis Pharmaceuticals, Inc. (a)(b)	555,753	44,704,771
Zymeworks, Inc. (a)	415,853	9,252,729
		2,292,586,017
Diversified Financial Services - 0.3%
Other Diversified Financial Services - 0.3%
Helix Acquisition Corp. (a)(e)	762,300	7,623,000
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
Precipio, Inc. (a)(d)	30	71
Pharmaceuticals - 6.3%
Pharmaceuticals - 6.3%
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(f)	1,915,787	3,333,469
Arvinas Holding Co. LLC (a)	318,000	27,532,440
Axsome Therapeutics, Inc. (a)(b)	100,800	3,880,800
Chiasma, Inc. warrants 12/16/24 (a)(f)	81,298	1
Cyteir Therapeutics, Inc. (b)	1,240,370	22,215,027
DICE Therapeutics, Inc.	9,900	317,790
Edgewise Therapeutics, Inc. (a)	598,800	9,880,200
Fulcrum Therapeutics, Inc. (a)	778,000	17,224,920
GH Research PLC (b)	385,500	9,757,005
Ikena Oncology, Inc. (a)(b)	763,659	8,209,334
Ikena Oncology, Inc. (c)	282,736	3,039,412
IMARA, Inc. (a)	310,346	1,117,246
Longboard Pharmaceuticals, Inc. (a)(b)	520,400	3,876,980
NGM Biopharmaceuticals, Inc. (a)	357,800	6,608,566
Pharvaris BV	172,633	3,062,509
Phathom Pharmaceuticals, Inc. (a)(b)	154,200	3,628,326
Pliant Therapeutics, Inc. (a)(b)	381,473	6,076,865
Reata Pharmaceuticals, Inc. (a)(b)	49,800	4,781,298
Stemcentrx, Inc. rights 12/31/21 (a)(f)	208,907	2
Terns Pharmaceuticals, Inc. (b)	906,792	8,614,524
Theseus Pharmaceuticals, Inc. (b)	509,400	8,720,928
Ventyx Biosciences, Inc.	385,400	7,831,328
		159,708,970
TOTAL COMMON STOCKS (Cost $1,844,527,645)		2,459,918,058

Convertible Preferred Stocks - 1.9%
	Shares	Value ($)
Biotechnology - 1.2%
Biotechnology - 1.2%
Bright Peak Therapeutics AG Series B (d)(f)	1,920,122	7,499,997
Sonoma Biotherapeutics, Inc.:
Series B (d)(f)	1,967,762	4,565,208
Series B1 (d)(f)	1,049,456	2,434,738
T-Knife Therapeutics, Inc. Series B (d)(f)	1,300,097	7,500,000
Treeline Biosciences Series A (d)(f)	47,600	372,589
ValenzaBio, Inc. Series A (d)(f)	951,971	8,472,950
		30,845,482
Health Care Providers & Services - 0.2%
Health Care Facilities - 0.2%
Boundless Bio, Inc. Series B (d)(f)	3,703,704	5,000,000
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Wugen, Inc. Series B (d)(f)	580,277	4,499,990
Pharmaceuticals - 0.3%
Pharmaceuticals - 0.3%
Afferent Pharmaceuticals, Inc. Series C (a)(d)(f)	1,915,787	19
Aristea Therapeutics, Inc. Series B (d)(f)	677,328	6,231,418
		6,231,437
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $44,080,110)		46,576,909

Money Market Funds - 11.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (g)	22,301,160	22,305,620
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	278,968,677	278,996,574
TOTAL MONEY MARKET FUNDS (Cost $301,298,071)		301,302,194

TOTAL INVESTMENT IN SECURITIES - 110.9% (Cost $2,189,905,826)	2,807,797,161
NET OTHER ASSETS (LIABILITIES) - (10.9)%	(274,863,325)
NET ASSETS - 100.0%	2,532,933,836

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,402,515 or 0.8% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $49,342,716 or 1.9% of net assets.

(e)	Affiliated company
(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Afferent Pharmaceuticals, Inc. Series C	7/01/15	0
Aristea Therapeutics, Inc. Series B	10/06/20 - 7/27/21	3,734,584
Boundless Bio, Inc. Series B	4/23/21	5,000,000
Bright Peak Therapeutics AG Series B	5/14/21	7,499,997
Precipio, Inc.	2/03/12	161,441
Sonoma Biotherapeutics, Inc. Series B	7/26/21	3,888,888
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,111,112
T-Knife Therapeutics, Inc. Series B	6/30/21	7,500,000
Tango Therapeutics, Inc.	4/13/21	2,154,000
Treeline Biosciences Series A	7/30/21	372,589
ValenzaBio, Inc. Series A	3/25/21	8,472,951
Wugen, Inc. Series B	7/09/21	4,499,990

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	19,154,488	259,464,077	256,312,945	2,014	-	-	22,305,620	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	217,621,603	403,034,836	341,659,865	714,144	-	-	278,996,574	0.7%
Total	236,776,091	662,498,913	597,972,810	716,158	-	-	301,302,194

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Helix Acquisition Corp.	-	7,632,064	-	-	-	(9,064)	7,623,000
Total	-	7,632,064	-	-	-	(9,064)	7,623,000

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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